Impairments - Summary of Impairment Charges (Details) - Hoya Intermediate, LLC - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 377,101	$ 683,327	$ 377,101	$ 683,327	$ 1,060,428
Indefinite-Lived Trademarks	78,734		78,734
Definite-lived intangible assets	107,365		107,365
Property and equipment	3,670		3,670
Personal seat licenses	6,968		6,968
Total impairment charges	$ 573,838	$ 0	$ 573,838	$ 573,838	$ 0